Note 18 - Regulatory Matters	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 18 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth below) of total, Tier 1, and common equity Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2023, that the Bank meets all capital adequacy requirements to which it is subject.

In July of 2013 the respective U.S. federal banking agencies issued final rules implementing Basel III and the Dodd-Frank Act capital requirements to be fully-phased in on a global basis on January 1, 2019. The new regulations established a new tangible common equity capital requirement, increase the minimum requirement for the current Tier 1 risk-weighted asset (“RWA”) ratio, phase out certain kinds of tangibles treated as capital and certain types of instruments and change the risk weightings of certain assets used to determine requirement capital ratios. Provisions of the Dodd-Frank Act generally require these capital rules to apply to bank holding companies and their subsidiaries. The new common equity Tier 1 capital component requires capital of the highest quality-predominantly composed of retained earnings and common stock instruments. For community banks, such as Quaint Oak Bank, a common equity Tier 1 capital ratio of 4.5% became effective on January 1, 2015. The new capital rules also increased the current minimum of Tier 1 capital ratio from 4.0% to 6.0% beginning on January 1, 2015. In addition, in order to make capital distributions and pay discretionary bonuses to executive officers without restriction, an institution must also maintain greater than 2.5% in common equity attributable to a capital conservation buffer to be phased in from January 1, 2016 until January 1, 2019. The new rules also increase the risk weights for several categories of assets, including an increase from 100% to 150% for certain acquisition, development and construction loans and more than 90-day past due exposures. The new capital rules maintain the general structure of the prompt corrective action rules, but incorporate the new common equity Tier 1 capital requirement and the increased Tier 1 RWA requirement into the prompt corrective action framework.

Bank holding companies are generally subject to statutory capital requirements, which were implemented by certain of the new capital regulations described above that became effective on January 1, 2015. However, the Small Banking Holding Company Policy Statement exempts certain small bank holding companies like the Company from those requirements provided that they meet certain conditions.

On March 2, 2023, Quaint Oak Bancorp, Inc. completed a private offering of $12.0 in aggregate principal amount of fixed rate subordinated notes (see Note 12) to certain qualified buyers.  On March 16, 2023, Quaint Oak Bancorp, Inc. completed an additional private offering of $2.0 million in aggregate principal amount of fixed rate subordinated notes subordinated notes (see Note 12) to certain accredited investors. In March, 2023, Quaint Oak Bancorp, Inc. infused $13.5 million to the Bank as Tier 1 capital. On November 2, 2023, the Company sold to an accredited investor 117,125 shares of common stock at a purchase price of $13.87 per share for aggregate proceeds of $1.6 million.  The Company retained all of the net proceeds for general corporate purposes. As of December 31, 2023, the Bank was well capitalized under the regulatory framework for prompt corrective action. The Company’s ratios do not differ significantly from the Bank’s ratios presented below.

The Bank’s actual capital amounts and ratios at December 31, 2023 and 2022 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows (dollars in thousands):

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2023:
Total capital (to risk-weighted assets)	$75,800	12.30%	$	≥49,285	≥8.00%	$	≥61,606	≥10.00%
Tier 1 capital (to risk-weighted assets)	68,813	11.17		≥36,964	≥6.00		≥49,285	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	68,813	11.17		≥27,723	≥4.50		≥40,044	≥6.50
Tier 1 capital (to average assets)	68,813	9.11		≥30,205	≥4.00		≥37,756	≥5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2022:
Total capital (to risk-weighted assets)	$60,820	8.49%	$	≥57,313	≥8.00%	$	≥71,642	≥0.00%
Tier 1 capital (to risk-weighted assets)	53,115	7.41		≥42,985	≥6.00		≥57,313	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	53,115	7.41		≥32,239	≥4.50		≥46,567	≥6.50
Tier 1 capital (to average assets)	53,115	7.07		≥30,032	≥4.00		≥37,540	≥5.00

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act the Board of Governors of the Federal Reserve System as the primary regulator for the Company is authorized to extend leverage capital requirements and risk based capital requirements applicable to depository institutions and bank holding companies to thrift holding companies. Legislation adopted in late 2014 generally exempts small savings and loan holding companies like Quaint Oak Bancorp from these capital requirements if certain conditions are met.

Banking regulations place certain restrictions on dividends paid by the Bank to the Company. The Company is dependent upon dividends from the Bank to provide funds for the payment of dividends to the Company’s shareholders, interest payments on the subordinated debt and other general corporate purposes. The Bank’s ability to pay cash dividends directly or indirectly to the Company is governed by federal law, regulations and related guidance. These include the requirement that the Bank must receive approval to declare a dividend if the total amount of all dividends, including the proposed dividend, declared by the Bank in any current year exceeds the total of the Bank’s net income for the current year to date, combined with its retained net income for the previous two years. The term “retained net income” as defined by federal regulations means the Bank’s net income for a specified period less the total amount of all dividends declared in that period.

The Bank may not pay dividends to the Company if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines or if the bank regulators have notified the Bank that it is in need of more than normal supervision. Under the Federal Deposit Insurance Act, an insured depository institution such as the Bank is prohibited from making capital distributions, including the payment of dividends, if, after making such distribution, the institution would become “undercapitalized” (as such term is used in the Federal Deposit Insurance Act). Payment of dividends by the Bank also may be restricted at any time at the discretion of the appropriate regulator if it deems the payment to constitute an unsafe and unsound banking practice.

The Bank did not pay any cash dividends to the Company in 2023 or 2022. At December 31, 2023, the Bank’s retained net income for the years ended December 31, 2023 and 2022 totaled $11.6 million.